Common Stock - Narrative (Details)	Jun. 30, 2024 vote $ / shares shares	Dec. 31, 2023 vote $ / shares shares	Dec. 31, 2022 vote $ / shares	Nov. 30, 2021 $ / shares
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001
Preferred stock authorized (in shares) | shares	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock outstanding (in shares) | shares	0	0
UL Solutions | UL Standards & Engagement Liabrary Access
Class of Stock [Line Items]
Ownership percentage	80.60%
Voting power	97.60%
Class A
Class of Stock [Line Items]
Common stock authorized (in shares) | shares	1,000,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001		$ 0.001
Votes per share | vote	1	10	10
Class B
Class of Stock [Line Items]
Common stock authorized (in shares) | shares	500,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Votes per share | vote	10	1	1